Income tax benefit - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Loss before income tax:			$ (15,595)	$ (6,811)
Income tax benefit calculated at 25%			(3,899)	(1,703)
Add: Non-deductible expenses			1,401	60
Add: Tax losses not recognised			1,907	781
Add: Accounting expenditure subject to R&D			374	432
Less: R&D tax recovery			(163)	(188)
Income tax benefit	$ (2)	$ (67)	$ (378)	$ (618)
Statutory tax rate	25.00%	25.00%	25.00%	25.00%